ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 31, 2020
ACQUISITIONS AND DIVESTITURES [Abstract]
ACQUISITIONS AND DIVESTITURES
NOTE 2.    ACQUISITIONS AND DIVESTITURES

Year ended December 31, 2020 - Significant business acquisitions and divestitures
Technip Energies Group did not have any significant acquisitions and divestitures during the year ended December 31, 2020.

Year ended December 31, 2019 - Significant business acquisitions and divestitures
Technip Energies Group did not have any significant acquisitions and divestitures during the year ended December 31, 2019.

Year ended December 31, 2018 - Significant business acquisitions and divestitures
On May 14, 2018, the Technip Energies Group’s equity participation in Badger Licensing LLC (“Badger”) increased by acquiring remaining ownership from ExxonMobil. A net gain before tax of €6.3 million was recorded in the year ended December 31, 2018. The investment in Badger was accounted for using the equity method investment before the acquisition.
On July 18, 2018, the Technip Energies Group entered into a share sale and purchase agreement with POC Holding Oy to sell 100% of the outstanding shares of Technip Offshore Finland Oy. The total gain before tax recognized in the year ended December 31, 2018 was €23.6 million.